AB Sustainable International Thematic Fund, Inc.

Portfolio of Investments

September 30, 2021 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 94.0%
Information Technology – 18.4%
Communications Equipment – 0.8%
Telefonaktiebolaget LM Ericsson - Class B	606,088	$6,840,872

Electronic Equipment, Instruments & Components – 3.5%
Flex Ltd.(a)	685,410	12,118,049
Halma PLC	470,610	17,950,727

		30,068,776

IT Services – 3.7%
Adyen NV(a) (b)	5,720	15,989,481
Network International Holdings PLC(a) (b)	1,140,570	5,583,209
Shopify, Inc. - Class A(a)	7,190	9,748,058

		31,320,748

Semiconductors & Semiconductor Equipment – 8.1%
Infineon Technologies AG	423,772	17,331,516
MediaTek, Inc.	401,000	12,907,184
NXP Semiconductors NV	96,400	18,881,868
STMicroelectronics NV	455,140	19,872,206

		68,992,774

Software – 2.3%
Dassault Systemes SE	368,240	19,378,822

		156,601,992

Financials – 17.3%
Banks – 8.6%
Bank Mandiri Persero Tbk PT	16,770,500	7,167,495
Erste Group Bank AG	579,230	25,433,534
HDFC Bank Ltd.	994,148	21,225,170
Svenska Handelsbanken AB - Class A	1,719,823	19,260,997

		73,087,196

Capital Markets – 4.9%
London Stock Exchange Group PLC	161,330	16,166,594
Partners Group Holding AG	16,325	25,477,438

		41,644,032

Insurance – 3.8%
Aflac, Inc.	219,830	11,459,738
AIA Group Ltd.	1,104,000	12,700,866
Prudential PLC	405,456	7,868,046

		32,028,650

		146,759,878

Industrials – 16.5%
Aerospace & Defense – 2.1%
Hexcel Corp.(a)	298,470	17,726,134

Commercial Services & Supplies – 1.8%
TOMRA Systems ASA	288,010	15,066,431

Company	Shares	U.S. $ Value

Construction & Engineering – 1.9%
WSP Global, Inc.	138,060	$16,531,012

Electrical Equipment – 4.3%
Schneider Electric SE (Paris)	116,379	19,383,391
Vestas Wind Systems A/S	418,580	16,788,840

		36,172,231

Machinery – 3.9%
FANUC Corp.	45,100	9,888,713
SMC Corp.	24,200	15,098,633
Xylem, Inc./NY	65,200	8,063,936

		33,051,282

Professional Services – 2.5%
Recruit Holdings Co., Ltd.	345,100	21,094,533

		139,641,623

Health Care – 12.6%
Biotechnology – 1.2%
Abcam PLC(a)	523,650	10,569,379

Health Care Equipment & Supplies – 7.6%
Alcon, Inc.	249,970	20,240,258
ConvaTec Group PLC(b)	2,630,900	7,656,929
Koninklijke Philips NV	412,740	18,336,768
STERIS PLC	87,810	17,937,827

		64,171,782

Health Care Providers & Services – 1.8%
Apollo Hospitals Enterprise Ltd.	260,494	15,664,221

Life Sciences Tools & Services – 1.3%
Gerresheimer AG(c)	113,406	11,096,408

Pharmaceuticals – 0.7%
Roche Holding AG	15,617	5,699,736

		107,201,526

Consumer Discretionary – 9.4%
Auto Components – 3.1%
Aptiv PLC(a)	100,980	15,042,991
Autoliv, Inc.	127,710	10,947,301

		25,990,292

Automobiles – 1.2%
BYD Co., Ltd.	320,000	9,946,370

Internet & Direct Marketing Retail – 1.5%
MercadoLibre, Inc.(a)	7,730	12,981,762

Textiles, Apparel & Luxury Goods – 3.6%
Puma SE	133,330	14,821,650
Shenzhou International Group Holdings Ltd.	752,700	15,974,907

		30,796,557

		79,714,981

Company	Shares	U.S. $ Value

Consumer Staples – 7.2%
Food Products – 4.8%
Danone SA	216,940	$14,790,525
Kerry Group PLC - Class A	61,925	8,320,775
Nestle SA (REG)	142,309	17,146,821

		40,258,121

Household Products – 2.4%
Essity AB - Class B	318,090	9,865,237
Unicharm Corp.	242,200	10,732,368

		20,597,605

		60,855,726

Materials – 6.6%
Chemicals – 3.2%
Chr Hansen Holding A/S	135,786	11,091,305
Koninklijke DSM NV	83,170	16,632,010

		27,723,315

Containers & Packaging – 3.4%
Huhtamaki Oyj	374,690	16,849,452
Smurfit Kappa Group PLC	225,780	11,886,957

		28,736,409

		56,459,724

Communication Services – 2.3%
Diversified Telecommunication Services – 1.5%
Cellnex Telecom SA(b)	197,460	12,191,191

Entertainment – 0.8%
Sea Ltd. (ADR)(a)	21,890	6,977,000

		19,168,191

Energy – 1.9%
Oil, Gas & Consumable Fuels – 1.9%
Neste Oyj	284,580	16,053,825

Utilities – 1.8%
Electric Utilities – 1.8%
Orsted AS(b)	114,700	15,119,140

Total Common Stocks (cost $604,077,467)		797,576,606

SHORT-TERM INVESTMENTS – 4.6%
Investment Companies – 4.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(d) (e) (f) (cost $37,814,089)	37,814,089	37,814,089

	Principal Amount (000)			U.S. $ Value

Time Deposits – 0.1%
BBH Grand Cayman (1.42)%, 10/01/2021	CHF	81		$86,412
(0.46)%, 10/01/2021	DKK	556		86,592
0.00%, 10/01/2021	CAD	112		88,325
3.50%, 10/01/2021	ZAR	0	*	4
Citibank, London (0.79)%, 10/01/2021	EUR	75		86,636
0.00%, 10/01/2021	GBP	63		84,985
Hong Kong & Shanghai Bank, Hong Kong 0.00%, 10/04/2021	HKD	1,471		189,009
Nordea Bank Norge, Oslo 0.01%, 10/01/2021	NOK	757		86,612
SEB, Stockholm (0.27)%, 10/01/2021	SEK	756		86,304
Sumitomo, Tokyo (0.41)%, 10/01/2021	JPY	9,573		86,014

Total Time Deposits (cost $880,893)				880,893

Total Short-Term Investments (cost $38,694,982)				38,694,982

Total Investments Before Security Lending Collateral for Securities Loaned – 98.6% (cost $642,772,449)				836,271,588

	Shares

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.5%
Investment Companies – 0.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(d) (e) (f) (cost $4,346,738)		4,346,738		4,346,738

Total Investments – 99.1% (cost $647,119,187)(g)				840,618,326
Other assets less liabilities – 0.9%				7,990,297

Net Assets – 100.0%				$848,608,623

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	INR	851,163	USD	11,286	10/08/2021	$(172,724)
Bank of America, NA	USD	2,139	SEK	18,440	10/13/2021	(32,795)
Bank of America, NA	EUR	2,603	USD	3,058	11/08/2021	40,886
Bank of America, NA	GBP	1,213	USD	1,684	11/10/2021	49,689
Bank of America, NA	USD	1,824	GBP	1,345	11/10/2021	(11,360)
Bank of America, NA	USD	1,708	JPY	187,063	11/17/2021	(26,933)
Barclays Bank PLC	USD	3,438	EUR	2,922	11/08/2021	(51,357)
BNP Paribas SA	NOK	13,238	USD	1,500	10/13/2021	(14,136)
BNP Paribas SA	USD	32,611	KRW	37,442,148	10/28/2021	(1,008,843)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Brown Brothers Harriman & Co.	USD	4,384	NOK	38,084	10/13/2021	$(28,099)
Brown Brothers Harriman & Co.	EUR	22,642	USD	26,809	11/08/2021	563,429
Brown Brothers Harriman & Co.	USD	1,875	JPY	205,809	11/17/2021	(24,729)
Brown Brothers Harriman & Co.	CNH	22,209	USD	3,418	12/09/2021	(8,414)
Citibank, NA	CHF	12,121	USD	13,436	10/28/2021	422,367
Citibank, NA	USD	3,409	EUR	2,925	11/08/2021	(18,131)
Citibank, NA	USD	35,971	AUD	49,915	11/09/2021	120,378
Citibank, NA	USD	66,585	JPY	7,289,690	11/17/2021	(1,065,763)
Deutsche Bank AG	BRL	62,970	USD	11,748	10/04/2021	184,989
Deutsche Bank AG	USD	11,577	BRL	62,970	10/04/2021	(13,499)
Deutsche Bank AG	USD	11,694	BRL	62,970	11/03/2021	(185,406)
Deutsche Bank AG	USD	7,944	RUB	585,417	12/15/2021	(5,111)
Goldman Sachs Bank USA	INR	164,179	USD	2,188	10/08/2021	(21,823)
Goldman Sachs Bank USA	TWD	176,055	USD	6,355	10/21/2021	20,954
Goldman Sachs Bank USA	CHF	2,217	USD	2,417	10/28/2021	36,787
Goldman Sachs Bank USA	EUR	1,832	USD	2,173	11/08/2021	49,393
Goldman Sachs Bank USA	JPY	409,174	USD	3,669	11/17/2021	(8,460)
Goldman Sachs Bank USA	USD	2,464	JPY	275,715	11/17/2021	13,784
Goldman Sachs Bank USA	USD	7,868	ZAR	112,776	11/24/2021	(432,336)
JPMorgan Chase Bank, NA	USD	1,295	INR	96,447	10/08/2021	2,909
JPMorgan Chase Bank, NA	USD	3,093	JPY	339,782	11/17/2021	(38,688)
Morgan Stanley Capital Services LLC	USD	2,926	EUR	3,394	11/08/2021	2,073
Morgan Stanley Capital Services LLC	BRL	62,970	USD	11,577	10/04/2021	13,499
Morgan Stanley Capital Services LLC	USD	11,966	BRL	62,970	10/04/2021	(402,650)
Morgan Stanley Capital Services LLC	NOK	119,311	USD	13,637	10/13/2021	(9,983)
Morgan Stanley Capital Services LLC	USD	2,027	NOK	17,504	10/13/2021	(24,748)
Morgan Stanley Capital Services LLC	USD	3,579	SEK	30,707	10/13/2021	(71,635)
Morgan Stanley Capital Services LLC	USD	8,192	EUR	7,007	11/08/2021	(70,162)
Morgan Stanley Capital Services LLC	USD	4,807	JPY	527,290	11/17/2021	(67,815)
Morgan Stanley Capital Services LLC	USD	27,445	CAD	35,124	11/19/2021	283,707
Royal Bank of Scotland PLC	CNH	10,904	USD	1,680	12/09/2021	(1,632)
Societe Generale	SEK	144,030	USD	16,735	10/13/2021	281,996
Standard Chartered Bank	INR	281,523	USD	3,765	10/08/2021	(24,422)
Standard Chartered Bank	USD	1,597	INR	117,875	10/08/2021	(10,541)
Standard Chartered Bank	TWD	149,139	USD	5,412	10/21/2021	46,919
Standard Chartered Bank	USD	29,056	TWD	809,523	10/21/2021	68,311
State Street Bank & Trust Co.	USD	64,219	CNH	415,886	12/09/2021	(79,232)
UBS AG	CHF	3,058	USD	3,326	10/28/2021	42,831
UBS AG	USD	1,927	CHF	1,787	10/28/2021	(8,014)
UBS AG	USD	4,185	MXN	85,770	10/28/2021	(44,767)
UBS AG	EUR	79,234	USD	94,190	11/08/2021	2,346,580
UBS AG	USD	13,895	GBP	10,046	11/10/2021	(358,287)

						$248,986

*	Principal amount less than 500.
(a)	Non-income producing security.

(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At September 30, 2021, the aggregate market value of these securities amounted to $56,539,950 or 6.7% of net assets.

(c)	Represents entire or partial securities out on loan.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)	Affiliated investments.
(g)

As of September 30, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $206,977,792 and gross unrealized depreciation of investments was $(13,229,667), resulting in net unrealized appreciation of $193,748,125.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CNH – Chinese Yuan Renminbi (Offshore)

DKK – Danish Krone

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

NOK – Norwegian Krone

RUB – Russian Ruble

SEK – Swedish Krona

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

REG – Registered Shares

COUNTRY BREAKDOWN1

September 30, 2021 (unaudited)

12.2%	United States
8.4%	Netherlands
8.2%	Switzerland
7.2%	United Kingdom
6.8%	Japan
6.5%	France
5.6%	Sweden
5.2%	Germany
5.1%	Denmark
4.4%	India
3.9%	Finland
3.1%	Canada
3.1%	China
15.7%	Other
4.6%	Short-Term

100.0%	Total Investments

1

All data are as of September 30, 2021. The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 3.0% or less in the following: Argentina, Austria, Hong Kong, Indonesia, Ireland, Norway, Spain, Taiwan and United Arab Emirates.

AB Sustainable International Thematic Fund, Inc.

September 30, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2021:

Investments in Securities	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Information Technology	$46,331,184	$110,270,808		$-0-	$156,601,992
Financials	11,459,738	135,300,140		-0-	146,759,878
Industrials	74,176,353	65,465,270		-0-	139,641,623
Health Care	36,164,135	71,037,391		-0-	107,201,526
Consumer Discretionary	38,972,054	40,742,927		-0-	79,714,981
Consumer Staples	8,320,775	52,534,951		-0-	60,855,726
Materials	11,091,305	45,368,419		-0-	56,459,724
Communication Services	19,168,191	-0-		-0-	19,168,191
Energy	-0-	16,053,825		-0-	16,053,825
Utilities	-0-	15,119,140		-0-	15,119,140
Short-Term Investments:
Investment Companies	37,814,089	-0-		-0-	37,814,089
Time Deposits	-0-	880,893		-0-	880,893
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	4,346,738	-0-		-0-	4,346,738

Total Investments in Securities	287,844,562	552,773,764	†	-0-	840,618,326
Other Financial Instruments*:
Assets
Forward Currency Exchange Contracts	-0-	4,591,481		-0-	4,591,481
Liabilities
Forward Currency Exchange Contracts	-0-	(4,342,495)		-0-	(4,342,495)

Total	$287,844,562	$553,022,750		$-0-	$840,867,312

†

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended September 30, 2021 is as follows:

Fund	Market Value 6/30/21 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/21 (000)	Dividend Income (000)
Government Money Market Portfolio	$39,187	$57,261	$58,634	$37,814	$4
Government Money Market Portfolio*	13,284	26,376	35,313	4,347	0	**
Total				$42,161	$4

*	Investment of cash collateral for securities lending transactions.
**	Amount is less than $500.